Stock-based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Options , Beginning balance	461,100
Number of Share Option, Reverse Recapitalization	93,153
Number of shares Options , Granted	835,839
Number of shares Options, Exercised	(39,395)
Number of shares Options, Forfeited	(20,091)
Number of shares Options, Cancelled	(7,455)
Number of shares Options, Ending balance	1,323,151	461,100
Exercisable at December 31, 2023	368,036
Weighted average exercise price, Beginning balance	$ 14.95
Weighted- Average Exercise Price Reverse Recapitalization	121.91
Weighted average exercise price, Granted	17.33
Weighted average exercise price, Exercised	16.41
Weighted average exercise price, Fofeited	20.07
Weighted- Average Exercise Price Cancelled	18.85
Weighted average exercise price, Ending balance	23.49	$ 14.95
Weighted average exercise price, OptionsExercisable at December 31, 2022	$ 34.6
Weighted average remaining contractual term (in years), Outstanding	8 years 4 months 24 days	8 years
Weighted average remaining contractual term (in years), Options exercisable as of December 31, 2022	6 years 8 months 12 days
Aggregate intrinsic value, Outstanding as of December 31, 2021	$ 2,953
Aggregate intrinsic value, Outstanding as of December 31, 2022	36,310	$ 2,953
Aggregate intrinsic value, Options exercisable as of Exercisable at December 31, 2022	$ 8,457